Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000210577 | Microsoft8782700
Holdings [Line Items]
Percent of Total Investments	12.70%
C000210577 | NVIDIA8782718
Holdings [Line Items]
Percent of Total Investments	12.50%
C000210577 | Apple8782639
Holdings [Line Items]
Percent of Total Investments	6.90%
C000210577 | Amazon.com8782633
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210577 | Meta Platforms8782697
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210577 | Broadcom8782656
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210577 | Visa8782774
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210577 | Eli Lilly8782679
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210577 | Mastercard8782694
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210577 | Alphabet8782627
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000210577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000210577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000210578 | Microsoft8782700
Holdings [Line Items]
Percent of Total Investments	12.70%
C000210578 | NVIDIA8782718
Holdings [Line Items]
Percent of Total Investments	12.50%
C000210578 | Apple8782639
Holdings [Line Items]
Percent of Total Investments	6.90%
C000210578 | Amazon.com8782633
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210578 | Meta Platforms8782697
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210578 | Broadcom8782656
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210578 | Visa8782774
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210578 | Eli Lilly8782679
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210578 | Mastercard8782694
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210578 | Alphabet8782627
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210578 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210578 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210578 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210578 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210578 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210578 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210578 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210578 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000210578 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000210578 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000210586 | U.S. Treasury Bonds8783846
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210586 | U.S. Treasury Bonds8783843
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210586 | U.S. Treasury Notes8783855
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210586 | U.S. Treasury Notes8783858
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210586 | U.S. Treasury Bonds8783849
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210586 | U.S. Treasury Bonds8783837
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210586 | U.S. Treasury Notes8783852
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | FHLMC8783427
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210586 | FHLMC8783430
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210586 | U.S. Treasury Bonds8783840
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210586 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210586 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210586 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210586 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210586 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210586 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210586 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210586 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000210586 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000210587 | U.S. Treasury Bonds8783846
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210587 | U.S. Treasury Bonds8783843
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210587 | U.S. Treasury Notes8783855
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210587 | U.S. Treasury Notes8783858
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210587 | U.S. Treasury Bonds8783849
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210587 | U.S. Treasury Bonds8783837
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210587 | U.S. Treasury Notes8783852
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | FHLMC8783427
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210587 | FHLMC8783430
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210587 | U.S. Treasury Bonds8783840
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210587 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210587 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210587 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210587 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210587 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210587 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210587 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210587 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000210587 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000210585 | U.S. Treasury Bonds8783846
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210585 | U.S. Treasury Bonds8783843
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210585 | U.S. Treasury Notes8783855
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210585 | U.S. Treasury Notes8783858
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210585 | U.S. Treasury Bonds8783849
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210585 | U.S. Treasury Bonds8783837
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210585 | U.S. Treasury Notes8783852
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | FHLMC8783427
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210585 | FHLMC8783430
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210585 | U.S. Treasury Bonds8783840
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210585 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210585 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210585 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210585 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210585 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000210585 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000210574 | CIFC Funding8782960
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210574 | Sycamore Tree CLO8783004
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210574 | AMMC CLO XXVI8782926
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | Wise CLO8783011
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | AerCap Ireland Capital DAC8783228
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | Kyndryl Holdings8783135
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | PBF Holding8783169
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | Topaz Solar Farms8783205
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210574 | Huntington Ingalls Industries8783126
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210574 | Panoro Energy8783269
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210574 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210574 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210574 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210574 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000210574 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210574 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210575 | CIFC Funding8782960
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210575 | Sycamore Tree CLO8783004
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210575 | AMMC CLO XXVI8782926
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | Wise CLO8783011
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | AerCap Ireland Capital DAC8783228
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | Kyndryl Holdings8783135
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | PBF Holding8783169
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | Topaz Solar Farms8783205
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210575 | Huntington Ingalls Industries8783126
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210575 | Panoro Energy8783269
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210575 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210575 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210575 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000210575 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210575 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210576 | CIFC Funding8782960
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210576 | Sycamore Tree CLO8783004
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210576 | AMMC CLO XXVI8782926
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | Wise CLO8783011
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | AerCap Ireland Capital DAC8783228
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | Kyndryl Holdings8783135
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | PBF Holding8783169
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | Topaz Solar Farms8783205
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210576 | Huntington Ingalls Industries8783126
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210576 | Panoro Energy8783269
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210576 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210576 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000210576 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000210576 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210579 | U.S. Treasury Notes8782779
Holdings [Line Items]
Percent of Total Investments	18.80%
C000210579 | U.S. Treasury Notes8782776
Holdings [Line Items]
Percent of Total Investments	17.00%
C000210579 | U.S. Treasury Notes8782782
Holdings [Line Items]
Percent of Total Investments	7.60%
C000210579 | FHLB8782784
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210579 | Verizon Master Trust8782816
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210579 | Kyndryl Holdings8782884
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210579 | Crowdstrike Holdings8782901
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210579 | News8782890
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210579 | Equities8782869
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210579 | MasTec8782887
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210579 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210579 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210579 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000210579 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000210579 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210580 | U.S. Treasury Notes8782779
Holdings [Line Items]
Percent of Total Investments	18.80%
C000210580 | U.S. Treasury Notes8782776
Holdings [Line Items]
Percent of Total Investments	17.00%
C000210580 | U.S. Treasury Notes8782782
Holdings [Line Items]
Percent of Total Investments	7.60%
C000210580 | FHLB8782784
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210580 | Verizon Master Trust8782816
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210580 | Kyndryl Holdings8782884
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210580 | Crowdstrike Holdings8782901
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210580 | News8782890
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210580 | Equities8782869
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210580 | MasTec8782887
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210580 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210580 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210580 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210580 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210580 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210580 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000210580 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000210580 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%